SCHEDULE OF FIXED ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 1,737	$ 1,833
Less – accumulated depreciation	1,550	1,510
Fixed assets, net	187	323
Software Development [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	1,000	986
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	345	345
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 392	$ 502